J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.1 - Schedule 1

Seller	Loan ID	Seller Loan ID	ALT ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXXXXX	XXXXXXX	3158637707	Closed	2026-02-03 13:11	2026-02-09 18:26	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)	Resolved-. - Due Diligence Vendor-02/10/2026
Resolved-Received COC. Resolved - Due Diligence Vendor-02/10/2026
Ready for Review-Document Uploaded. Do not Concur. Valid CICs for LnRate and loan points XX/XX/XXXX. Premium pricing fell off and disclosed timely on CDv2 XX/XX/XXXX - Buyer-02/09/2026
Counter-Lender provided CIC for loan Interest Rate and Discount, however Lender tolerance cure of $XXXX was not cured. Finding remains - Due Diligence Vendor-02/07/2026
Open- - Due Diligence Vendor-02/07/2026
Ready for Review-Document Uploaded. Do Not Concur. Please see CIC for interest rate change which will change premium pricing which is what this lender credit was, the change disclosed timely on CD v2. - Buyer-02/06/2026
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Lender credit on CD dated XX/XX/XXXX is $0.00. LE dated XX/XX/XXXX lists fee as $XXXX. This fee is in a 0%) tolerance section. Lender tolerance cure of $XXXX is required. Section J reflects $XXX tolerance cure that is insufficient as it was applied to the tolerance cure for the Transfer Tax. Provide Corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

 - Due Diligence Vendor-02/05/2026
Open- - Due Diligence Vendor-02/05/2026
Open- - Due Diligence Vendor-02/05/2026
Open- - Due Diligence Vendor-02/05/2026
Open- - Due Diligence Vendor-02/03/2026
												Open- - Due Diligence Vendor-02/03/2026		Resolved-. - Due Diligence Vendor-02/10/2026 Resolved-Received COC. Resolved - Due Diligence Vendor-02/10/2026	XXXXXXXXXX Lender Credit.pdf XXXXXXXXXX prem pricing.pdf			CA	Second Home	Purchase	NA	7423975	N/A	N/A
XXXXXXX	XXXXXXX	3158637707	Closed	2026-02-03 13:11	2026-02-09 18:26	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)	Resolved-. - Due Diligence Vendor-02/10/2026
Resolved-Received COC. Resolved - Due Diligence Vendor-02/10/2026
Ready for Review-Document Uploaded. Do not Concur. Valid CICs for LnRate and loan points XX/XX/XXXX. Premium pricing fell off and disclosed timely on CDv2 XX/XX/XXXX - Seller-02/09/2026
Counter-Lender provided CIC for loan Interest Rate and Discount, however Lender tolerance cure of $XXXX was not cured. Finding remains - Due Diligence Vendor-02/07/2026
Ready for Review-. - Due Diligence Vendor-02/07/2026
Open- - Due Diligence Vendor-02/07/2026
Ready for Review-Document Uploaded. Do Not Concur. Please see CIC for interest rate change which will change premium pricing which is what this lender credit was, the change disclosed timely on CD v2. - Buyer-02/06/2026
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Loan Estimate, dated XX/XX/XXXX, reflects a Lender Credit of $XXXX.  The final CD reflects a Lender Credit of $0. The loan file did not contain a valid COC to support the decrease. A tolerance cure of $XXXX is required. Section J reflects a $XXX tolerance cure that is insufficient as it was applied to the Transfer Tax. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-02/05/2026
Open- - Due Diligence Vendor-02/05/2026
Open- - Due Diligence Vendor-02/05/2026
Open- - Due Diligence Vendor-02/05/2026
Open- - Due Diligence Vendor-02/03/2026
												Open- - Due Diligence Vendor-02/03/2026	Ready for Review-Document Uploaded. Do not Concur. Valid CICs for LnRate and loan points XX/XX/XXXX. Premium pricing fell off and disclosed timely on CDv2 XX/XX/XXXX - Seller-02/09/2026	Resolved-. - Due Diligence Vendor-02/10/2026 Resolved-Received COC. Resolved - Due Diligence Vendor-02/10/2026	XXXXXXXXXX Lender Credit.pdf XXXXXXXXXX prem pricing.pdf			CA	Second Home	Purchase	NA	7423973	N/A	N/A
XXXXXXX	3158637707	Closed	2026-02-03 14:24	2026-02-20 15:15	Resolved	1 - Information	Credit	Eligibility	Condo Questionnaire - Litigation	Resolved-Received Notice of Settlement. Condition cleared. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. Hi,
B4-2.1-03, Ineligible Projects
If the lender determines that pending litigation involves minor matters with no impact on the safety, structural soundness, habitability, or functional use of the project, the project is eligible provided the litigation meets one or more of the following:
Litigation that involves personal injury or death does not meet XXXXXX XXXX criteria for minor litigation unless
a. the claim amount is reasonably anticipated or known,
b. the insurance carrier has agreed to provide the defense, and
c. the reasonably anticipated or known damages are covered by the XXXX or co-op corporation’s insurance.

I have already submitted the slip and fall litigation document showing claim exceeds $25,000 (a), letter from insurance company notifying the XXX to forward them any documents received in regards to litigation so they can properly handle (b) and COI verifying XXX liability insurance for $2,000,000 (c).

I also checked XX court files and found that the case has been settled (attached), so it is no longer active litigation.
 - Seller-02/19/2026
Counter-Received court filing and claim letter.  Litigation that involves personal injury or death does not meet XXXXXX XXXX criteria for minor litigation unless: the claim amount is reasonably anticipated or known, the insurance carrier has agreed to provide the defense, and the reasonably anticipated or known damages are covered by the XXXX or co-op corporation’s insurance. The lender must obtain documentation to support its analysis that the litigation meets XXXXXX XXXX criteria for minor litigation as described above.  Provide lender documentation so support. - Due Diligence Vendor-02/10/2026
Ready for Review-Document Uploaded. see attached  - Seller-02/09/2026
Open-Association is named in a material litigation. The Condo documents reflect open litigation, and no supporting documents were provided to determine the type of litigation and if it is allowed per the Lender GL> - Due Diligence Vendor-02/03/2026	Ready for Review-Document Uploaded. Hi,
B4-2.1-03, Ineligible Projects
If the lender determines that pending litigation involves minor matters with no impact on the safety, structural soundness, habitability, or functional use of the project, the project is eligible provided the litigation meets one or more of the following:
Litigation that involves personal injury or death does not meet XXXXXX XXXX criteria for minor litigation unless
a. the claim amount is reasonably anticipated or known,
b. the insurance carrier has agreed to provide the defense, and
c. the reasonably anticipated or known damages are covered by the XXX’s or co-op corporation’s insurance.

I have already submitted the slip and fall litigation document showing claim exceeds $25,000 (a), letter from insurance company notifying the XXX to forward them any documents received in regards to litigation so they can properly handle (b) and COI verifying XXX liability insurance for $2,000,000 (c).

I also checked  XX court files and found that the case has been settled (attached), so it is no longer active litigation.
 - Seller-02/19/2026
 Ready for Review-Document Uploaded. see attached  - Seller-02/09/2026
														Resolved-Received Notice of Settlement. Condition cleared. - Due Diligence Vendor-02/20/2026	Claim Letter XX/XX/XXXX.pdf slip and fall.pdf XXXX XXXXXX litigation settled.pdf XXXX XXXXXX COI Liab.pdf			CA	Second Home	Purchase	NA	7425265	N/A	N/A